Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Debt	Debt
The components of debt at June 30, 2024 and December 31, 2023 are as follows (in thousands):

	As of June 30,	As of December 31,
	2024	2023
4.60% Senior Notes due to related party due 2026	$35,992	$38,778
Total debt	35,992	38,778
Less: Short-term debt	—	38,778
Total Long-term debt	$35,992	$—
4.60% Senior Notes due to related party due 2026
The 4.60% Senior Notes due to related party, which in aggregate total KRW100 billion at inception, accrue 4.60% interest quarterly on the outstanding principal amount until maturity. Accrued interest and outstanding principal, after deducting any voluntary repayments, are due in full at maturity (May 27, 2026).
Voluntary principal and interest payments were made in June and September 2020. Principal of KRW20 billion and interest of KRW1.2 billion were paid in June 2020 and principal of KRW30 billion and interest of KRW3.1 billion were paid in September 2020. In May 2024, a voluntary interest payment of KRW13.2 billion was made, and the maturity of the remaining outstanding principal amount under the 4.60% Senior Notes was extended by two years to May 27, 2026.